Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Feb. 26, 2016
Supplement [Text Block]	bf2_SupplementTextBlock
BLACKROCK FUNDS II

BlackRock LifePath® Active 2025 Fund

(the “Fund”)

Supplement dated September 2, 2016 to the Fund’s

Investor A, Institutional and Class R Shares Prospectus dated February 26, 2016

Effective immediately, the following changes are made to the Fund’s Prospectus:

The Average Annual Total Returns table in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2025 Fund — Performance Information” is deleted in its entirety and replaced with the following:

As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active 2025 Fund — Investor A Shares
Return Before Taxes	(7.24)%	4.66%	3.25%
Return After Taxes on Distributions	(9.57)%	2.78%	1.98%
Return After Taxes on Distributions and Sale of Shares	(2.99)%	3.25%	2.25%
BlackRock LifePath® Active 2025 Fund — Institutional Shares Return Before Taxes	(1.89)%	6.10%	4.19%
BlackRock LifePath® Active 2025 Fund — Class R Shares Return Before Taxes	(2.37)%	5.54%	3.61%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	0.92%	12.44%	6.10%
2025 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	(1.45)%	6.03%	3.54%

[1]	The 2025 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

BLACKROCK LIFEPATH ACTIVE 2025 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf2_SupplementTextBlock
BLACKROCK FUNDS II

BlackRock LifePath® Active 2025 Fund

(the “Fund”)

Supplement dated September 2, 2016 to the Fund’s

Investor A, Institutional and Class R Shares Prospectus dated February 26, 2016

Effective immediately, the following changes are made to the Fund’s Prospectus:

The Average Annual Total Returns table in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2025 Fund — Performance Information” is deleted in its entirety and replaced with the following:

As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active 2025 Fund — Investor A Shares
Return Before Taxes	(7.24)%	4.66%	3.25%
Return After Taxes on Distributions	(9.57)%	2.78%	1.98%
Return After Taxes on Distributions and Sale of Shares	(2.99)%	3.25%	2.25%
BlackRock LifePath® Active 2025 Fund — Institutional Shares Return Before Taxes	(1.89)%	6.10%	4.19%
BlackRock LifePath® Active 2025 Fund — Class R Shares Return Before Taxes	(2.37)%	5.54%	3.61%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	0.92%	12.44%	6.10%
2025 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	(1.45)%	6.03%	3.54%

[1]	The 2025 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/15 Average Annual Total Returns
BLACKROCK LIFEPATH ACTIVE 2025 FUND | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.24%)
5 Years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2007
BLACKROCK LIFEPATH ACTIVE 2025 FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.89%)
5 Years	rr_AverageAnnualReturnYear05	6.10%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2007
BLACKROCK LIFEPATH ACTIVE 2025 FUND | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.37%)
5 Years	rr_AverageAnnualReturnYear05	5.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2007
BLACKROCK LIFEPATH ACTIVE 2025 FUND | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.57%)
5 Years	rr_AverageAnnualReturnYear05	2.78%
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
BLACKROCK LIFEPATH ACTIVE 2025 FUND | Return After Taxes on Distributions and Sale of Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.99%)
5 Years	rr_AverageAnnualReturnYear05	3.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
BLACKROCK LIFEPATH ACTIVE 2025 FUND | Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.92%
5 Years	rr_AverageAnnualReturnYear05	12.44%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
BLACKROCK LIFEPATH ACTIVE 2025 FUND | 2025 Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.45%)	[1]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[1]

[1]	The 2025 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.